Earnings Per Share - Income and Share Data Used in Basic and Diluted EPS Computations (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 TWD ($) $ / shares shares	Dec. 31, 2018 TWD ($) $ / shares shares
Basic earnings per share, amount after tax
Equity holders of the Company - Amount after tax | $	$ 2,378,978		$ 2,508,574	$ 1,325,824
Diluted earnings per share, amount after tax
Equity holders of the Company - Amount after tax | $	$ 2,378,978		$ 2,508,574	$ 1,325,824
Weighted average number of ordinary shares outstanding	727,240		727,111	802,725
Diluted earnings per share, weighted-average number of ordinary shares outstanding
Employees' compensations	9,668		9,879	7,626
Restricted shares			126	3,356
Weighted average number of ordinary shares outstanding	736,908		737,116	813,707
Ordinary shares [member]
Basic earnings per share
Equity holders of the Company - Earnings per share | (per share)	$ 3.27	$ 0.12	$ 3.45	$ 1.65
Diluted earnings per share
Equity holders of the Company - Earnings per share | (per share)	$ 3.23	$ 0.11	$ 3.40	$ 1.63